Significant Events - Summary of Provision for Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of other provisions [line items]
Current	$ 4,768	$ 5,823
Non-current	15,336	13,498
Samarco dam failure
Disclosure of other provisions [line items]
At the beginning of the financial year	5,849	6,505
Movement in provision	(652)	(656)
Utilised	(2,030)	(1,773)
Increase (decrease) in accounting estimate	575	540
Amortisation of discounting impacting net finance costs	600	458
Exchange translation	203	119
Current	1,653	2,958
Non-current	3,544	2,891
At the end of the financial year	$ 5,197	$ 5,849